Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information
26.	SEGMENT INFORMATION

The Company designs, develops, manufactures and markets a broad range of products, including discrete and standard commodity components, application-specific integrated circuits (“ASICs”), full custom devices and semi-custom devices and application-specific standard products (“ASSPs”) for analog, digital, and mixed-signal applications, as well as Subsystems. In addition, the Company further participates in the manufacturing value chain of smartcard products, which includes the production and sale of both silicon chips and smartcards.

Commencing in the fourth quarter of 2017, we transferred the Imaging Product Division, previously reported in Others, into the Analog and MEMS Group (AMG) to create the new organization Analog, MEMS and Sensors Group (AMS). Comparative numbers were restated accordingly.

Our reportable segments are as follows:

•	Automotive and Discrete Group (ADG), comprised of all dedicated automotive ICs (both digital and analog), and discrete and power transistor products.

•	Analog, MEMS and Sensors Group (AMS), comprised of low-power high-end analog ICs (both custom and general purpose) for all markets, smart power products for Industrial, Computer and Consumer markets, Touch Screen Controllers, Low Power Connectivity solutions (both wireline and wireless) for IoT, power conversion products, metering solutions for Smart Grid and all MEMS products, either sensors or actuators, as well as the Imaging Products division (including the sensors and modules from our Time-of-Flight technology).

•	Microcontrollers and Digital ICs Group (MDG), comprised of general purpose and secure microcontrollers, EEPROM memories, and digital ASICs as well as restructured businesses such as set-top box ICs or former ST-Ericsson products.

“Others” includes items such as unused capacity charges, impairment & restructuring charges and other related closure costs, phase out and start-up costs, and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of Subsystems, assembly services and other revenue.

For the computation of the segments’ internal financial measurements, we use certain internal rules of allocation for the costs not directly chargeable to the segments, including cost of sales, selling, general and administrative expenses and a part of research and development expenses. In compliance with our internal policies, certain costs are not allocated to the segments, including impairment, restructuring charges and other related closure costs, unused capacity charges, phase-out and start-up costs of certain manufacturing facilities, certain one-time corporate items, strategic and special research and development programs or other corporate-sponsored initiatives, including certain corporate-level operating expenses and certain other miscellaneous charges. In addition, depreciation and amortization expense is part of the manufacturing costs allocated to the segments and is neither identified as part of the inventory variation nor as part of the unused capacity charges; therefore, it cannot be isolated in the costs of goods sold. Finally, R&D grants are allocated to our segments proportionally to the incurred R&D expenses on the sponsored projects.

Wafer costs are allocated to the segments based on actual cost. From time to time, with respect to specific technologies, wafer costs are allocated to segments based on market price.

The following tables present the Company’s consolidated net revenues and consolidated operating income by reportable segment.

	December 31, 2017	December 31, 2016	December 31, 2015
Automotive and Discrete Group (ADG)	3,059	2,813	2,731
Analog, MEMS and Sensors Group (AMS)	2,613	1,847	1,851
Microcontrollers and Digital ICs Group (MDG)	2,646	2,285	2,292

Total net revenues of product segments	8,318	6,945	6,874

Others	29	28	23

Total consolidated net revenues	8,347	6,973	6,897

Operating income by reportable segment:

	December 31, 2017	December 31, 2016	December 31, 2015
Automotive and Discrete Group (ADG)	289	211	194
Analog, MEMS and Sensors Group (AMS)	365	46	27
Microcontrollers and Digital ICs Group (MDG)	402	108	29

Total operating income of product segments	1,056	365	250

Others(1)	(63)	(151)	(141)

Total consolidated operating income	993	214	109

(1)	Operating results of “Others” include items such as unused capacity charges, impairment & restructuring charges and other related closure costs, phase out and start-up costs, and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of Subsystems, assembly services and other revenue.

Reconciliation of operating income of segments to the total operating income:

	December 31, 2017	December 31, 2016	December 31, 2015
Total operating income of segments	1,056	365	250
Impairment, restructuring charges and other related closure costs	(45)	(93)	(65)
Unallocated manufacturing results	7	(33)	(69)
Strategic and other research and development programs and other non-allocated provisions(1)	(25)	(25)	(7)

Total operating loss Others	(63)	(151)	(141)

Total consolidated operating income	993	214	109

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.

The following is a summary of operations by entities located within the indicated geographic areas for 2017, 2016 and 2015. Net revenues represent sales to third parties from the country in which each entity is located. Long-lived assets consist of property, plant and equipment, net (PP&E, net). A significant portion of property, plant and equipment expenditures is attributable to front-end and back-end facilities, located in the different countries in which the Company operates. As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.

Net revenues

	December 31, 2017	December 31, 2016	December 31, 2015
The Netherlands	2,223	1,751	1,667
France	123	134	169
Italy	60	58	58
USA	1,012	990	1,039
Singapore	4,444	3,699	3,606
Japan	463	323	332
Other countries	22	18	26

Total	8,347	6,973	6,897

Property, plant and equipment

	December 31, 2017	December 31, 2016
The Netherlands	588	462
France	603	520
Italy	719	445
Other European countries	83	84
USA	6	6
Singapore	428	277
Malaysia	200	166
Other countries	467	327

Total	3,094	2,287